CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Ordinary Shares	Additional Paid-In Capital	Statutory Reserves	(Accumulated Loss) Retained Earnings	Accumulated Other Comprehensive Income/Loss	Total Equity	Noncontrolling Interest	Total Equity
Beginning Balance at Dec. 31, 2010	$ 20	$ 286,773	$ 6,392	$ (167,577)	$ 7,261	$ 132,869	$ 105	$ 132,974
Beginning Balance (in shares) at Dec. 31, 2010	19,615,766
Shares issued to AutoChina Group Inc's former shareholders for earn out shares (in shares)	3,923,153
Shares issued to AutoChina Group Inc's former shareholders for earn out shares	4	(4)
Other comprehensive income:
Foreign currency translation adjustments					15,307	15,307		15,307
Stock-based compensation		2,914				2,914		2,914
Reclassification from liability of the obligation to issue shares for earn-out obligation		90,400				90,400		90,400
Appropriations to statutory reserves			6,744	(6,744)
Disposal of subsidiaries		24,662	(120)			24,542	(81)	24,461
Net income (loss)				25,151		25,151	(24)	25,127
Ending Balance at Dec. 31, 2011	24	404,745	13,016	(149,170)	22,568	291,183		291,183
Ending Balance (in shares) at Dec. 31, 2011	23,538,919
Other comprehensive income:
Foreign currency translation adjustments					402	402		402
Stock-based compensation		4,553				4,553		4,553
Dividend				(5,885)		(5,885)		(5,885)
Appropriations to statutory reserves			3,981	(3,981)
Capital distribution		(85,442)				(85,442)		(85,442)
Net income (loss)				23,549		23,549		23,549
Ending Balance at Dec. 31, 2012	24	323,856	16,997	(135,487)	22,970	228,360		228,360
Ending Balance (in shares) at Dec. 31, 2012	23,538,919
Equity awards granted, vested and exercised (in shares)	7,020
Equity awards granted, vested and exercised
Other comprehensive income:
Foreign currency translation adjustments					8,842	8,842		8,842
Stock-based compensation		3,775				3,775		3,775
Appropriations to statutory reserves			5,950	(5,950)
Net income (loss)				11,828		11,828		11,828
Ending Balance at Dec. 31, 2013	$ 24	$ 327,631	$ 22,947	$ (129,609)	$ 31,812	$ 252,805		$ 252,805
Ending Balance (in shares) at Dec. 31, 2013	23,545,939